Offerings	Mar. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	921,621
Proposed Maximum Offering Price per Unit	7.22
Maximum Aggregate Offering Price	$ 6,654,103.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 918.93
Offering Note	The ordinary shares, no par value (the "Ordinary Shares") of TurboGen Ltd. (the "Company") being registered hereunder are being registered for sale by the selling shareholders named in the prospectus to which this Registration Statement on Form F-1 relates. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Ordinary Shares registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. The amount registered represents (i) 921,621 Ordinary Shares issued in connection with the securities purchase agreement dated August 23, 2025, (ii) 934,627 Ordinary Shares issued upon the exercise of warrants pursuant to the warrant exercise commitment and registration rights agreements dated August 21, 2025, entered into certain lenders, and (iii) 1,200,000 Ordinary Shares issuable upon the exercise of certain warrants issued pursuant to the settlement and conversion arrangement dated October 22, 2025. The proposed maximum offering price per share is estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act is based upon the average of the high and low sales prices of the registrant’s ordinary shares as reported on the Tel Aviv Stock Exchange, on March 10, 2026. Share prices in New Israeli Shekels are translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.09 to $1.00, the representative rate of exchange as of March 10, 2026, as published by the Bank of Israel. The Company will not receive any proceeds from the sale of Ordinary Shares by the selling shareholders.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share, issuable upon exercise of warrants
Amount Registered | shares	2,134,627
Proposed Maximum Offering Price per Unit	7.22
Maximum Aggregate Offering Price	$ 15,412,006.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,128.40
Offering Note	The ordinary shares, no par value (the "Ordinary Shares") of TurboGen Ltd. (the "Company") being registered hereunder are being registered for sale by the selling shareholders named in the prospectus to which this Registration Statement on Form F-1 relates. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Ordinary Shares registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. The amount registered represents (i) 921,621 Ordinary Shares issued in connection with the securities purchase agreement dated August 23, 2025, (ii) 934,627 Ordinary Shares issued upon the exercise of warrants pursuant to the warrant exercise commitment and registration rights agreements dated August 21, 2025, entered into certain lenders, and (iii) 1,200,000 Ordinary Shares issuable upon the exercise of certain warrants issued pursuant to the settlement and conversion arrangement dated October 22, 2025. The proposed maximum offering price per share is estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act is based upon the average of the high and low sales prices of the registrant’s ordinary shares as reported on the Tel Aviv Stock Exchange, on March 10, 2026. Share prices in New Israeli Shekels are translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.09 to $1.00, the representative rate of exchange as of March 10, 2026, as published by the Bank of Israel. The Company will not receive any proceeds from the sale of Ordinary Shares by the selling shareholders.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share, issuable upon exercise of warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The ordinary shares, no par value (the "Ordinary Shares") of TurboGen Ltd. (the "Company") being registered hereunder are being registered for sale by the selling shareholders named in the prospectus to which this Registration Statement on Form F-1 relates. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Ordinary Shares registered hereby also include an indeterminate number of additional Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. The amount registered represents (i) 921,621 Ordinary Shares issued in connection with the securities purchase agreement dated August 23, 2025, (ii) 934,627 Ordinary Shares issued upon the exercise of warrants pursuant to the warrant exercise commitment and registration rights agreements dated August 21, 2025, entered into certain lenders, and (iii) 1,200,000 Ordinary Shares issuable upon the exercise of certain warrants issued pursuant to the settlement and conversion arrangement dated October 22, 2025. The proposed maximum offering price per share is estimated solely for purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act is based upon the average of the high and low sales prices of the registrant’s ordinary shares as reported on the Tel Aviv Stock Exchange, on March 10, 2026. Share prices in New Israeli Shekels are translated (solely for the purpose of calculating the registration fee) using the rate of NIS 3.09 to $1.00, the representative rate of exchange as of March 10, 2026, as published by the Bank of Israel. The Company will not receive any proceeds from the sale of Ordinary Shares by the selling shareholders.